POSTRETIREMENT BENEFIT PLANS - Annualized Returns (Details) - Principal pension plans - GE Pension Plan	Dec. 31, 2022
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
1 year	(20.50%)
5 years	2.70%
10 years	5.40%
25 years	5.80%